GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of patents

	March 31	December 31
	2026	2025
Patents	$904,269	$904,269
Less: accumulated amortization	(765,419)	(752,662)
Patents, net	$138,850	$151,607

Schedule of future expected amortization of patents

2026	$51,028
2027	51,028
Thereafter	36,794
$138,850